Result of the Year - Government Grants - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 DKK (kr) Grant	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure Of Government Grants [Abstract]
Government grant funding received	kr 1,400,000	kr 0.0	kr 100,000
Maximum amount to be reimbursed under a new grant	5,000,000
Government grants receivable	kr 0.0	100,000
Government grant deferred and recognized as current other liabilities		kr 0.0	kr 100,000
Number of grants paid in advance | Grant	1